Financing Income (Expenses), Net (Details) - Schedule of Financing Income (Expenses) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Income:
Financing income	$ 2,390	$ 91
Finance Expenses:
Financing expenses	(448)	(29)	(235)
Total financing income, net	1,942	62	(235)
Revaluation of warrants [Member]
Finance Income:
Financing income	2,191
Deposit interest [Member]
Finance Income:
Financing income	178	91
Exchange rates [Member]
Finance Income:
Financing income	21
Finance Expenses:
Financing expenses		(22)	(33)
Revaluation of SAFE instruments [Member]
Finance Expenses:
Financing expenses			(200)
Issuance costs [Member]
Finance Expenses:
Financing expenses	(439)
Bank fees [Member]
Finance Expenses:
Financing expenses	$ (9)	$ (7)	$ (2)